Financial income and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Income And Expenses
Interest income from financial assets	R$ 23,115	R$ 1,912	R$ 479
Foreign exchange gains	6,185	3,215	2,124
Fair value of derivative financial instrument		1,308
Gains from fair value of derivative financial instruments	25,660
Other financial income	2	93	7
Total financial revenues	54,962	6,528	2,610
Foreign exchange losses	(2,725)	(7,196)	(3,219)
Losses from fair value of derivative financial instruments	(4,500)
Interest on loans	(29,070)	(11,074)	(927)
Interest on leases	(278)	(266)	(287)
Other financial expenses	(5,969)	(2,972)	(219)
Total financial expenses	(42,542)	(21,508)	(4,652)
Financial result	R$ 12,420	R$ (14,980)	R$ (2,042)